Long-Term Investments - Schedule of Unrealized and Realized Gains and Losses of Equity Securities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Investment [Line Items]
Gross unrealized gains (upward adjustments)	¥ 23,279	$ 3,189	¥ 501	¥ 33,346
Gross unrealized losses (impairment)	(94,930)	(13,005)	(168,759)	(287,005)
Net unrealized losses on equity securities held	(71,651)	(9,816)	(168,258)	(253,659)
Net realized gains on equity securities sold	2,627	360	6,117	32,536
Total net losses recognized in other income, net	¥ (69,024)	$ (9,456)	¥ (162,141)	¥ (221,123)